Equity-Based Compensation and Equity - Schedule Of Weighted Average Assumptions (Detail) - $ / shares		3 Months Ended	12 Months Ended
	Oct. 28, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	23.40%	34.00%	17.00%
Risk-free interest rate	0.30%	0.90%	0.40%
Expected term (years)	5 years	4 years 7 months 6 days	4 years 9 months 18 days
Common Series C Units [Member]
Grant date fair value			$ 201.25	$ 37.90	$ 167.40
Dividend yield			0.00%	0.00%	0.00%
Expected volatility			75.30%	41.20%	36.00%
Risk-free interest rate			0.20%	2.50%	2.30%
Lack of marketability discount			30.50%	31.30%	29.20%
Expected term (years)			1 year	1 year	1 year
Common Series C2 Units [Member]
Grant date fair value			$ 223.00	$ 284.00	$ 652.99
Dividend yield			0.00%	0.00%	0.00%
Yield Test Probability			23.30%	39.00%	97.10%
Cost of Equity Capital			11.80%	11.10%	12.30%
Expected term (years)			1 month	2 months	3 months